Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
IPO closing date	Jan. 25, 2017
Anti-dilutive non-vested securities excluded from calculation of diluted earnings per share		168,641	430,625
Anti-dilutive impact of share options on calculation of the diluted earnings per share excluded from calculation	7,035,388	4,626,385	3,028,275
Anti-dilutive impact of warrants on calculation of diluted earnings per share excluded from calculation	6,964,592